Quarterly Holdings Report
for
Fidelity® Growth Opportunities ETF
April 30, 2023
GOE-NPRT3-0623
1.9900248.102
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 18.1%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	1,509	26,664
Entertainment - 2.5%
Netflix, Inc. (a)	1,928	636,105
Roku, Inc. Class A (a)	26,124	1,468,430
Sea Ltd. ADR (a)	20,650	1,572,911
		3,677,446
Interactive Media & Services - 10.9%
Alphabet, Inc.:
Class A (a)	38,653	4,149,013
Class C (a)	59,057	6,391,149
Meta Platforms, Inc. Class A (a)	17,097	4,108,751
Snap, Inc. Class A (a)	30,646	266,927
Zoominfo Technologies, Inc. (a)	38,930	852,956
		15,768,796
Media - 0.8%
Magnite, Inc. (a)	58,617	551,000
TechTarget, Inc. (a)	11,552	393,808
The Trade Desk, Inc. (a)	4,124	265,338
		1,210,146
Wireless Telecommunication Services - 3.9%
T-Mobile U.S., Inc. (a)	39,004	5,612,676
TOTAL COMMUNICATION SERVICES		26,295,728
CONSUMER DISCRETIONARY - 7.5%
Automobile Components - 0.1%
Aptiv PLC (a)	1,320	135,775
Automobiles - 1.3%
Rivian Automotive, Inc. (a)	15,806	202,633
Tesla, Inc. (a)	10,138	1,665,775
		1,868,408
Broadline Retail - 4.1%
Amazon.com, Inc. (a)	55,884	5,892,968
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	538	73,254
Hotels, Restaurants & Leisure - 0.4%
Doordash, Inc. (a)	10,247	627,014
Household Durables - 0.1%
Lennar Corp. Class A	277	31,248
Tempur Sealy International, Inc.	1,850	69,320
		100,568
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	5,414	48,076
Specialty Retail - 1.3%
Carvana Co. Class A (a)	18,963	131,603
Cazoo Group Ltd. Class A (a)	3,535	6,292
Floor & Decor Holdings, Inc. Class A (a)	9,860	979,492
Lowe's Companies, Inc.	3,722	773,543
Wayfair LLC Class A (a)	1,180	41,099
		1,932,029
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	588	223,399
TOTAL CONSUMER DISCRETIONARY		10,901,491
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	612	194,316
Food Products - 0.0%
Local Bounti Corp. (a)	39,743	21,263
Personal Care Products - 0.1%
Olaplex Holdings, Inc. (a)	23,475	86,858
TOTAL CONSUMER STAPLES		302,437
ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Antero Resources Corp. (a)	55,163	1,268,197
Canadian Natural Resources Ltd.	12,912	786,814
Cenovus Energy, Inc. (Canada)	21,651	363,394
Cheniere Energy, Inc.	1,082	165,546
Denbury, Inc. (a)	617	57,615
Exxon Mobil Corp.	11,846	1,401,856
Hess Corp.	8,493	1,231,995
Occidental Petroleum Corp.	448	27,565
Ovintiv, Inc.	25,759	929,385
Tourmaline Oil Corp.	22,144	994,874
		7,227,241
FINANCIALS - 9.2%
Banks - 1.3%
Wells Fargo & Co.	47,982	1,907,285
Capital Markets - 0.8%
LPL Financial	5,399	1,127,527
Financial Services - 7.1%
Apollo Global Management, Inc.	2,468	156,447
Block, Inc. Class A (a)	42,808	2,602,298
Dlocal Ltd. (a)	20,798	291,172
Fiserv, Inc. (a)	7,438	908,329
Global Payments, Inc.	600	67,626
Marqeta, Inc. Class A (a)	145,414	588,927
MasterCard, Inc. Class A	3,485	1,324,405
Nuvei Corp. (a)(b)	15,310	622,352
Nuvei Corp. (Canada) (a)(b)	4,393	178,398
Payoneer Global, Inc. (a)	8,966	48,954
Repay Holdings Corp. (a)	59,757	374,676
Shift4 Payments, Inc. (a)	9,517	644,967
Visa, Inc. Class A	10,899	2,536,524
		10,345,075
TOTAL FINANCIALS		13,379,887
HEALTH CARE - 11.7%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	1,831	364,735
ALX Oncology Holdings, Inc. (a)	2,304	13,686
Argenx SE ADR (a)	1,583	614,014
Ascendis Pharma A/S sponsored ADR (a)	67	4,687
Blueprint Medicines Corp. (a)	1,336	68,203
Celldex Therapeutics, Inc. (a)	3,646	114,630
Cytokinetics, Inc. (a)	12,014	449,324
Gilead Sciences, Inc.	351	28,856
Icosavax, Inc. (a)	13,556	74,694
Keros Therapeutics, Inc. (a)	3,392	150,452
Morphic Holding, Inc. (a)	2,056	97,167
Nuvalent, Inc. Class A (a)	3,083	109,107
PTC Therapeutics, Inc. (a)	616	33,966
Vaxcyte, Inc. (a)	11,920	510,534
Verve Therapeutics, Inc. (a)	2,813	44,811
Zentalis Pharmaceuticals, Inc. (a)	7,426	163,595
		2,842,461
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	32,511	1,694,473
Insulet Corp. (a)	1,271	404,229
Penumbra, Inc. (a)	2,445	694,673
TransMedics Group, Inc. (a)	11,650	921,515
		3,714,890
Health Care Providers & Services - 6.0%
agilon health, Inc. (a)	55,143	1,338,321
Alignment Healthcare, Inc. (a)	1,347	8,473
Centene Corp. (a)	32,498	2,240,087
Humana, Inc.	3,677	1,950,612
UnitedHealth Group, Inc.	6,500	3,198,585
		8,736,078
Life Sciences Tools & Services - 0.7%
Danaher Corp.	2,401	568,821
Thermo Fisher Scientific, Inc.	756	419,504
		988,325
Pharmaceuticals - 0.5%
Eli Lilly & Co.	1,889	747,780
TOTAL HEALTH CARE		17,029,534
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	1,369	635,832
Northrop Grumman Corp.	1,045	482,027
The Boeing Co. (a)	4,017	830,635
		1,948,494
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	35,222	458,943
Electrical Equipment - 0.1%
Bloom Energy Corp. Class A (a)	2,174	36,197
Nextracker, Inc. Class A	872	27,459
		63,656
Ground Transportation - 2.8%
Lyft, Inc. (a)	38,742	397,106
Uber Technologies, Inc. (a)	119,217	3,701,688
		4,098,794
Professional Services - 0.0%
FTI Consulting, Inc. (a)	221	39,891
TOTAL INDUSTRIALS		6,609,778
INFORMATION TECHNOLOGY - 42.2%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)	3,887	187,548
Electronic Equipment, Instruments & Components - 2.4%
Coherent Corp. (a)	2,761	94,261
Flex Ltd. (a)	120,629	2,481,339
Jabil, Inc.	11,585	905,368
		3,480,968
IT Services - 3.0%
Cloudflare, Inc. (a)	7,716	363,038
EPAM Systems, Inc. (a)	6,012	1,698,029
Globant SA (a)	1,354	212,402
MongoDB, Inc. Class A (a)	6,478	1,554,461
Okta, Inc. (a)	1,220	83,607
Snowflake, Inc. (a)	466	69,005
Twilio, Inc. Class A (a)	7,356	386,999
		4,367,541
Semiconductors & Semiconductor Equipment - 16.5%
Advanced Micro Devices, Inc. (a)	44,942	4,016,467
Applied Materials, Inc.	11,465	1,295,889
GlobalFoundries, Inc. (a)	23,818	1,400,498
Lam Research Corp.	1,954	1,024,052
Marvell Technology, Inc.	24,173	954,350
NVIDIA Corp.	31,712	8,799,763
NXP Semiconductors NV	14,756	2,416,147
onsemi (a)	39,520	2,843,859
Rambus, Inc. (a)	6,102	270,563
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,217	945,593
		23,967,181
Software - 17.3%
Adobe, Inc. (a)	318	120,064
Bill Holdings, Inc. (a)	7,026	539,667
Confluent, Inc. (a)	19,043	418,946
Datadog, Inc. Class A (a)	9,143	616,055
DoubleVerify Holdings, Inc. (a)	18,887	555,656
Dynatrace, Inc. (a)	31,331	1,324,675
Elastic NV (a)	9,686	554,524
Five9, Inc. (a)	8,185	530,715
HubSpot, Inc. (a)	1,796	756,026
Intapp, Inc. (a)	16,372	660,119
Intuit, Inc.	1,870	830,187
Microsoft Corp.	48,797	14,993,361
Oracle Corp.	9,141	865,836
Palo Alto Networks, Inc. (a)	679	123,890
Paycom Software, Inc. (a)	242	70,270
Salesforce, Inc. (a)	4,163	825,814
SentinelOne, Inc. (a)	4,134	66,433
ServiceNow, Inc. (a)	2,355	1,081,934
Viant Technology, Inc. (a)	16,865	74,543
Zscaler, Inc. (a)	428	38,563
		25,047,278
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	24,020	4,075,714
Pure Storage, Inc. Class A (a)	6,968	159,079
		4,234,793
TOTAL INFORMATION TECHNOLOGY		61,285,309
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork, Inc. (a)	45,824	19,315
UTILITIES - 1.1%
Electric Utilities - 1.1%
Constellation Energy Corp.	5,071	392,495
PG&E Corp. (a)	67,488	1,154,720
		1,547,215
TOTAL COMMON STOCKS (Cost $136,600,817)		144,597,935

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $136,600,817)	144,597,935
NET OTHER ASSETS (LIABILITIES) - 0.4%	525,163
NET ASSETS - 100.0%	145,123,098

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $800,750 or 0.6% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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